Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

March 31, 2020

VF-2045-QTLY-0520
1.903286.110

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	123,652	$3,984,068
VIP Equity-Income Portfolio Initial Class (a)	237,536	4,204,393
VIP Growth & Income Portfolio Initial Class (a)	297,371	4,793,624
VIP Growth Portfolio Initial Class (a)	64,907	4,075,513
VIP Mid Cap Portfolio Initial Class (a)	50,758	1,172,002
VIP Value Portfolio Initial Class (a)	307,782	3,087,049
VIP Value Strategies Portfolio Initial Class (a)	184,071	1,514,901
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,968,712)		22,831,550

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	754,804	6,830,973
VIP Overseas Portfolio Initial Class (a)	731,257	13,498,999
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,859,314)		20,329,972

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	96,770	992,862
Fidelity Long-Term Treasury Bond Index Fund (a)	67,315	1,153,775
VIP High Income Portfolio Initial Class (a)	220,369	1,024,717
VIP Investment Grade Bond Portfolio Initial Class (a)	93,546	1,230,135
TOTAL BOND FUNDS
(Cost $4,219,309)		4,401,489

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $2,002,470)	2,002,470	2,002,470
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $56,049,805)		49,565,481
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,808)
NET ASSETS - 100%		$49,557,673

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,140,493	$164,204	$334,328	$1,060	$(278)	$22,771	$992,862
Fidelity Long-Term Treasury Bond Index Fund	1,438,753	186,555	752,484	8,348	91,358	189,593	1,153,775
VIP Contrafund Portfolio Initial Class	4,864,921	543,667	804,879	29,640	(20,710)	(598,931)	3,984,068
VIP Emerging Markets Portfolio Initial Class	7,918,408	1,775,988	350,882	721,685	(54,697)	(2,457,844)	6,830,973
VIP Equity-Income Portfolio Initial Class	5,137,967	904,585	444,991	239,740	(55,069)	(1,338,099)	4,204,393
VIP Government Money Market Portfolio Initial Class 0.26%	571,302	1,728,289	297,121	2,549	--	--	2,002,470
VIP Growth & Income Portfolio Initial Class	5,858,089	1,098,470	429,325	306,481	(64,195)	(1,669,415)	4,793,624
VIP Growth Portfolio Initial Class	4,972,337	933,243	762,169	443,967	(49,409)	(1,018,489)	4,075,513
VIP High Income Portfolio Initial Class	1,143,288	242,930	190,823	8,943	(14,039)	(156,639)	1,024,717
VIP Investment Grade Bond Portfolio Initial Class	1,395,945	303,430	468,363	5,989	(5,128)	4,251	1,230,135
VIP Mid Cap Portfolio Initial Class	1,426,819	282,398	93,398	2,378	(16,245)	(427,572)	1,172,002
VIP Overseas Portfolio Initial Class	15,418,324	2,435,540	1,132,679	71,173	(115,508)	(3,106,678)	13,498,999
VIP Value Portfolio Initial Class	3,774,526	1,080,030	243,063	153,424	(46,751)	(1,477,693)	3,087,049
VIP Value Strategies Portfolio Initial Class	1,849,557	570,006	114,641	98,531	(24,406)	(765,615)	1,514,901
	56,910,729	12,249,335	6,419,146	2,093,908	(375,077)	(12,800,360)	49,565,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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